REVENUE FROM SINGLE-FAMILY RENTAL PROPERTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investments [line items]
Base rent	$ 520,196	$ 363,510
Other revenue	39,840	24,371
Non-lease component	85,549	58,034
Total revenue from single-family rental properties	645,585	$ 445,915	[1]
Reclassified From Direct Operating Expense To Other Revenue
Disclosure of detailed information about investments [line items]
Amount of reclassifications	$ 4,172

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.